PRE-OPENING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
PRE-OPENING EXPENSES
Schedule of pre-opening expenses incurred during the hotel pre-opening period
	Year Ended December 31,
	2011	2012	2013
Rents	153,229	191,538	186,656
Personnel costs	13,273	15,488	8,700
Others	17,796	23,664	15,928
Total	184,298	230,690	211,284